SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
SUBSIDIARIES [Abstract]
Listing of significant subsidiaries
The following table lists our significant subsidiaries and their purpose as at December 31, 2021. Unless otherwise indicated, we own a 100% ownership interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Gimi Holding Company Limited (1)	Bermuda	Holding company
Golar Shoreline LNG Limited	Bermuda	Holding company
Golar Hilli LLC (2)	Marshall Islands	Holding company
Golar LNG Energy Limited	Bermuda	Holding company
Golar Hull M2022 Corporation	Marshall Islands	Leases Golar Crystal*
Golar LNG NB10 Corporation	Marshall Islands	Leases Golar Glacier*
Golar Hull M2048 Corporation	Marshall Islands	Leases Golar Ice*
Golar LNG NB11 Corporation	Marshall Islands	Leases Golar Kelvin*
Golar Hull M2021 Corporation	Marshall Islands	Leases Golar Seal*
Golar Hull M2047 Corporation	Marshall Islands	Leases Golar Snow*
Golar Hull M2027 Corporation	Marshall Islands	Leases Golar Bear*

Name	Jurisdiction of Incorporation	Purpose
Golar Hilli Corp. (2)	Marshall Islands	Leases Hilli Episeyo (“Hilli”)*
Golar LNG NB13 Corporation	Marshall Islands	Owns and operates Golar Tundra
Golar LNG 2216 Corporation	Marshall Islands	Owns and operates Golar Arctic
Golar LNG NB12 Corporation	Marshall Islands	Owns and operates Golar Frost
Golar Gandria N.V.	Curaçao	Owns and operates Golar Gandria
Gimi MS Corporation (3)	Marshall Islands	Owns Gimi
Golar Management (Bermuda) Limited	Bermuda	Management company
Golar Management Limited	United Kingdom	Management company
Golar Management Norway AS	Norway	Vessel management company
Golar Management Malaysia Sdn. Bhd.	Malaysia	Vessel management company
Golar Management D.O.O	Croatia	Vessel management company
Golar Viking Management D.O.O	Croatia	Vessel management company
Golar ML2 LLC	Bermuda	Holding company

(1) In July 2019, Gimi Holding Company Limited was incorporated and is wholly owned by Golar LNG. In October 2019, Golar LNG transferred its ownership in Gimi MS Corporation to Gimi Holding Company Limited.
(2) In February 2018, Golar Hilli LLC was incorporated with Golar LNG as sole member. In June 2018, the Hilli was sold to a China State Shipbuilding Corporation entity (“CSSC”) entity that subsequently leased back the vessel on a bareboat charter for a term of 10 years. In July 2018, shares in Golar Hilli Corp. (a 89% owned subsidiary of Golar Hilli LLC) were exchanged for Hilli Common Units, Series A Special Units and Series B Special Units (note 5).
(3) In November 2018, Gimi MS Corporation (“Gimi MS Corp”) was incorporated with Golar LNG as sole shareholder. In February 2019, the Gimi was transferred to Gimi MS Corp from Golar Gimi Corporation. In April 2019, First FLNG Holdings Pte. Ltd. (“First FLNG Holdings”), a wholly-owned subsidiary of Keppel Asia Infrastructure Fund, acquired a 30% share in Gimi MS Corp. See note 5 for further details.

* The above table excludes mention of the lessor variable interest entities (“lessor VIEs”) that we have leased vessels from under finance leases. The lessor VIEs are wholly-owned, newly formed special purpose vehicles (“SPVs”) of financial institutions. While we do not hold any equity investments in these SPVs, we have concluded that we are the primary beneficiary of these lessor VIEs and accordingly have consolidated these entities into our financial results (note 5).